Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Sep. 30, 2022
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Results of Operations (Unaudited)
N
ote 22 — Selected Quarterly Results of Operations (Unaudited)
The following are details of the unaudited quarterly results of operations for the three months ended:

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2022
Revenue	$1,166,504	$1,160,290	$1,145,271	$1,104,632
Operating income	171,686	169,314	163,651	160,146
Net income	128,936	128,466	158,497	133,602
Basic earnings per share	1.06	1.05	1.29	1.07
Diluted earnings per share	1.05	1.04	1.28	1.07
2021
Revenue	$1,087,309	$1,066,254	$1,048,734	$1,086,343
Operating income	154,330	154,919	149,244	140,200
Net income	123,525	146,150	119,067	299,632
Basic earnings per share	0.98	1.15	0.92	2.29
Diluted earnings per share	0.97	1.14	0.91	2.28